Shareholders’ Equity - Schedule of Warrants Exercisable Into Ordinary Shares (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2025 (in Shares) | shares	11,124,135
Warrants exercisable as of June 30, 2025	$ 11,124,135
April 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2025 (in Shares) | shares	5,193
Average Exercise price per share	$ 12.6
Warrants exercisable as of June 30, 2025	$ 5,193
Exercisable through	April 2029
July 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2025 (in Shares) | shares	1,298
Average Exercise price per share	$ 12.6
Warrants exercisable as of June 30, 2025	$ 1,298
Exercisable through	April 2029
January 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2025 (in Shares) | shares	1,181,191
Average Exercise price per share	$ 5.5
Warrants exercisable as of June 30, 2025	$ 1,181,191
Exercisable through	January 2026 *)	[1]
August 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2025 (in Shares) | shares	1,676,588
Average Exercise price per share	$ 3.61
Warrants exercisable as of June 30, 2025	$ 1,676,588
Exercisable through	August 2026 *)	[1]
August 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2025 (in Shares) | shares	40,000
Average Exercise price per share	$ 3.61
Warrants exercisable as of June 30, 2025	$ 40,000
Exercisable through	August 2031
December 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2025 (in Shares) | shares	593,351
Average Exercise price per share	$ 0.0001
Warrants exercisable as of June 30, 2025	$ 593,351
Exercisable through	No maturity date *)	[1]
June 2025 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding as of June 30, 2025 (in Shares) | shares	7,626,514
Average Exercise price per share	$ 4.5
Warrants exercisable as of June 30, 2025	$ 7,626,514
Exercisable through	June 2027 *)	[1]

[1]	See Note 5c.